LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Jul. 22, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Royalty and Advertising Obligations Due Under Terms of Certain Licenses Held by Company

The Company has future minimum royalty and advertising obligations due under the terms of certain licenses held by the Company. These minimum future obligations are as follows:

(In millions)	2013	2014	2015	2016	Beyond
Minimum royalties	$2.1	$1.7	$1.5	$—	$—
Minimum advertising	6.7	7.7	8.8	2.9	5.2